Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	EURO TECH HOLDINGS COMPANY LIMITED
Entity Central Index Key	0001026662
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2023
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Entity Common Stock Shares Outstanding	7,716,299
Document Annual Report	true
Document Transition Report	false
Entity File Number	000-22113
Entity Incorporation State Country Code	D8
Entity Address Address Line 1	Unit D, 18/F.
Entity Address Address Line 2	Gee Chang Hong Centre
Entity Address City Or Town	65 Wong Chuk Hang Road
Entity Address Country	HK
Entity Address Postal Zip Code	true
Icfr Auditor Attestation Flag	false
Auditor Name	J&S Associate PLT
Auditor Location	Kuala Lumpur, Malaysia
Auditor Firm Id	6743
Security 12b Title	ordinary shares, no par value
Trading Symbol	CLWT
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	Unit D, 18/F
Entity Address Address Line 2	Gee Chang Hong Centre
Entity Address City Or Town	65 Wong Chuk Hang Road
Entity Address Country	HK
Phone Fax Number Description	852-28734887
Contact Personnel Name	David YL Leung